UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09685

Pioneer High Yield Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High Yield Fund

NQ | July 31, 2018

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

	Shares		Value
		UNAFFILIATED ISSUERS - 98.2%
		COMMON STOCKS - 2.3% of Net Assets
		DIVERSIFIED FINANCIALS - 0.2%
		Consumer Finance - 0.2%
	22,185	Capital One Financial Corp.	$2,092,489
		Total Diversified Financials	$2,092,489
		ENERGY - 0.2%
		Coal & Consumable Fuels - 0.0%†
	43(a)	Contura Energy, Inc.	$2,956
		Oil & Gas Exploration & Production - 0.2%
	6,967,063^(a)	Ascent CNR Corp., Class A	$1,497,919
	1,020(a)	Midstates Petroleum Co., Inc.	13,372
			$1,511,291
		Total Energy	$1,514,247
		HEALTH CARE EQUIPMENT & SERVICES - 1.0%
		Health Care Facilities - 0.1%
	255,259(a)	BioScrip, Inc.	$676,437
		Managed Health Care - 0.9%
	24,403	Aetna, Inc.	$4,597,281
	16,643	Cigna Corp.	2,986,087
			$7,583,368
		Total Health Care Equipment & Services	$8,259,805
		MATERIALS - 0.1%
		Commodity Chemicals - 0.1%
	9,227	LyondellBasell Industries NV, Class A	$1,022,259
		Total Materials	$1,022,259
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Pharmaceuticals - 0.2%
	9,539	Allergan Plc	$1,756,035
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,756,035
		REAL ESTATE - 0.2%
		Specialized REIT - 0.2%
	76,215	Uniti Group, Inc.	$1,347,481
		Total Real Estate	$1,347,481
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Computer Hardware Storage & Peripherals - 0.2%
	70,088(a)	NCR Corp.	$1,956,857
		Total Technology Hardware & Equipment	$1,956,857
		TRANSPORTATION - 0.2%
		Airlines - 0.2%
	19,931(a)	United Continental Holdings, Inc.	$1,602,452
		Total Transportation	$1,602,452
		TOTAL COMMON STOCKS
		(Cost $13,042,932)	$19,551,625
		CONVERTIBLE PREFERRED STOCKS - 1.4% of Net Assets
		BANKS - 1.4%
		Diversified Banks - 1.4%
	3,620(b)	Bank of America Corp., 7.25%	$4,605,509
	5,721(b)	Wells Fargo & Co., 7.5%	7,259,949
		Total Banks	$11,865,458
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	742+(a)	BioScrip, Inc.	$68,241
		Total Health Care Equipment & Services	$68,241
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $11,375,562)	$11,933,699
		PREFERRED STOCK - 0.3% of Net Assets
		BANKS - 0.3%
		Consumer Finance - 0.3%
	97,845(c)	GMAC Capital Trust I, 8.128% (3 Month USD LIBOR + 579 bps), 2/15/40	$2,599,742
		Total Banks	$2,599,742
		TOTAL PREFERRED STOCK
		(Cost $2,331,191)	$2,599,742
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	750,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$742,448
		TOTAL ASSET BACKED SECURITY
		(Cost $750,000)	$742,448
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% of Net Assets
	1,250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	$848,746
	1,860,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.82%, 5/15/46	1,857,600
	670,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.82%, 5/15/46	480,482
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	1,300,000(d)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.338% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	$1,245,928
	320,133	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	251,726
	2,513,900(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	1,837,890
	500,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.884%, 1/15/47 (144A)	468,497
	1,300,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	1,088,732
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $8,751,416)	$8,079,601
		CONVERTIBLE CORPORATE BONDS - 8.4% of Net Assets
		CAPITAL GOODS - 0.1%
		Construction & Engineering - 0.1%
	1,040,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,156,100
		Total Capital Goods	$1,156,100
		CONSUMER DURABLES & APPAREL - 0.4%
		Homebuilding - 0.4%
	3,530,000	KB Home, 1.375%, 2/1/19	$3,612,648
		Total Consumer Durables & Apparel	$3,612,648
		CONSUMER SERVICES - 0.2%
		Security & Alarm Services - 0.2%
	2,710,000	Ascent Capital Group, Inc., 4.0%, 7/15/20	$1,681,024
		Total Consumer Services	$1,681,024
		ENERGY - 1.0%
		Oil & Gas Equipment & Services - 0.2%
	2,170,000	SEACOR Holdings, Inc., 3.0%, 11/15/28	$2,105,510
		Oil & Gas Exploration & Production - 0.8%
	1,750,000	SM Energy Co., 1.5%, 7/1/21	$1,835,400
	4,930,000	Whiting Petroleum Corp., 1.25%, 4/1/20	4,704,107
			$6,539,507
		Total Energy	$8,645,017
		HEALTH CARE EQUIPMENT & SERVICES - 1.2%
		Health Care Equipment - 0.8%
	1,870,000	NuVasive, Inc., 2.25%, 3/15/21	$2,119,800
	5,312,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	5,228,533
			$7,348,333
		Health Care Supplies - 0.4%
	2,015,000	Endologix, Inc., 2.25%, 12/15/18	$1,985,119
	1,390,000	Endologix, Inc., 3.25%, 11/1/20	1,242,667
			$3,227,786
		Total Health Care Equipment & Services	$10,576,119
		MEDIA - 0.3%
		Cable & Satellite - 0.3%
	3,351,000	DISH Network Corp., 2.375%, 3/15/24	$2,915,032
		Total Media	$2,915,032
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
		Biotechnology - 1.1%
	2,982,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$3,461,330
	2,485,000	Insmed, Inc., 1.75%, 1/15/25	2,329,148
	2,455,000	Medicines Co., 2.5%, 1/15/22	3,148,135
	955,000	Medicines Co., 2.75%, 7/15/23	1,006,283
			$9,944,896
		Pharmaceuticals - 0.4%
	3,505,000	Innoviva, Inc., 2.125%, 1/15/23	$3,408,616
		Total Pharmaceuticals, Biotechnology & Life Sciences	$13,353,512
		RETAILING - 0.2%
		Internet & Direct Marketing Retail - 0.2%
	1,320,000	Ctrip.com International, Ltd., 1.25%, 9/15/22	$1,298,055
		Total Retailing	$1,298,055
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
		Semiconductors - 0.9%
	1,675,000	Microchip Technology, Inc., 1.625%, 2/15/27	$1,994,818
	2,772,000	ON Semiconductor Corp., 1.625%, 10/15/23	3,473,732
	875,000	Silicon Laboratories, Inc., 1.375%, 3/1/22	1,027,250
	1,060,000	Synaptics, Inc., 0.5%, 6/15/22	1,045,844
		Total Semiconductors & Semiconductor Equipment	$7,541,644
		SOFTWARE & SERVICES - 1.6%
		Application Software - 0.3%
	2,785,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$2,559,911
		Data Processing & Outsourced Services - 0.4%
	3,185,000	Cardtronics, Inc., 1.0%, 12/1/20	$2,985,606
		Internet Software & Services - 0.8%
	1,110,000(e)	Akamai Technologies, Inc., 2/15/19	$1,113,277
	3,475,000	Akamai Technologies, Inc., 0.125%, 5/1/25 (144A)	3,489,543
	Principal
	Amount
	USD ($)		Value
		Internet Software & Services - (continued)
	2,200,000	Envestnet, Inc., 1.75%, 6/1/23 (144A)	$2,351,760
			$6,954,580
		Systems Software - 0.1%
	595,000	FireEye, Inc., 1.0%, 6/1/35	$565,250
	595,000	FireEye, Inc., 1.625%, 6/1/35	540,785
			$1,106,035
		Total Software & Services	$13,606,132
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
		Communications Equipment - 0.4%
	925,000	Finisar Corp., 0.5%, 12/15/33	$913,460
	2,770,000	Palo Alto Networks, Inc., 0.75%, 7/1/23 (144A)	2,720,248
			$3,633,708
		Technology Hardware, Storage & Peripherals - 0.4%
	2,172,000	Pure Storage, Inc., 0.125%, 4/15/23 (144A)	$2,287,791
	925,000	Western Digital Corp., 1.5%, 2/1/24 (144A)	905,258
			$3,193,049
		Total Technology Hardware & Equipment	$6,826,757
		TELECOMMUNICATION SERVICES - 0.1%
		Wireless Telecommunication Services - 0.1%
	628,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (144A)	$612,231
		Total Telecommunication Services	$612,231
		TRANSPORTATION - 0.1%
		Airport Services - 0.1%
	1,250,000	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$1,108,334
		Total Transportation	$1,108,334
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $71,831,059)	$72,932,605
		CORPORATE BONDS - 76.5% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.2%
		Auto Parts & Equipment - 0.2%
	2,300,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$2,208,000
		Total Automobiles & Components	$2,208,000
		BANKS - 1.4%
		Diversified Banks - 1.0%
	600,000(b)(c)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	$639,000
	1,135,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	1,123,990
	4,775,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	5,071,623
	650,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	701,415
	1,350,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,419,188
			$8,955,216
		Thrifts & Mortgage Finance - 0.4%
	3,038,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$2,965,240
		Total Banks	$11,920,456
		CAPITAL GOODS - 3.7%
		Aerospace & Defense - 0.4%
	2,430,000	Engility Corp., 8.875%, 9/1/24	$2,606,175
	765,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	789,862
			$3,396,037
		Agricultural & Farm Machinery - 0.3%
	2,305,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$2,305,000
		Building Products - 0.9%
	2,290,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$2,181,225
	2,217,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	2,172,660
	1,800,000	Griffon Corp., 5.25%, 3/1/22	1,748,250
	1,806,000	USG Corp., 4.875%, 6/1/27 (144A)	1,837,605
			$7,939,740
		Industrial Conglomerates - 0.3%
	1,025,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$850,750
	1,420,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,434,200
			$2,284,950
		Industrial Machinery - 0.9%
	4,485,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$4,485,000
	2,600,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	2,580,500
	1,025,000	EnPro Industries, Inc., 5.875%, 9/15/22	1,042,937
			$8,108,437
		Trading Companies & Distributors - 0.9%
	1,877,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	$1,853,538
	700,000	United Rentals North America, Inc., 4.625%, 10/15/25	675,500
	700,000	United Rentals North America, Inc., 4.875%, 1/15/28	653,856
	2,020,000	United Rentals North America, Inc., 5.5%, 5/15/27	2,001,618
	385,000	United Rentals North America, Inc., 5.875%, 9/15/26	390,775
	Principal
	Amount
	USD ($)		Value
		Trading Companies & Distributors - (continued)
	2,330,000	WESCO Distribution, Inc., 5.375%, 12/15/21	$2,378,464
			$7,953,751
		Total Capital Goods	$31,987,915
		COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
		Diversified Support Services - 0.2%
	1,550,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	$1,557,750
		Environmental & Facilities Services - 0.8%
	3,687,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$3,437,021
	2,120,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	2,189,642
	1,150,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	1,098,250
			$6,724,913
		Security & Alarm Services - 0.4%
	4,089,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,864,105
		Total Commercial & Professional Services	$12,146,768
		CONSUMER DURABLES & APPAREL - 5.8%
		Home Furnishings - 0.2%
	1,750,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$1,669,063
		Homebuilding - 5.6%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$1,755,000
	6,095,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	5,729,300
	8,375,000	KB Home, 7.0%, 12/15/21	8,826,245
	4,150,000	Lennar Corp., 4.5%, 6/15/19	4,175,937
	7,930,000	Lennar Corp., 4.75%, 11/15/22	7,930,000
	1,540,000	Lennar Corp., 5.375%, 10/1/22	1,563,100
	3,975,000	Lennar Corp., 6.25%, 12/15/21	4,151,887
	1,650,000	Meritage Homes Corp., 6.0%, 6/1/25	1,661,369
	3,660,000	Meritage Homes Corp., 7.0%, 4/1/22	3,934,500
	3,059,000	PulteGroup, Inc., 5.0%, 1/15/27	2,875,460
	4,090,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	4,078,548
	1,840,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	1,688,200
			$48,369,546
		Total Consumer Durables & Apparel	$50,038,609
		CONSUMER SERVICES - 3.4%
		Casinos & Gaming - 1.3%
	1,676,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$1,692,760
	1,997,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,937,090
	700,000	LHMC Finco S.a.r.l., 7.875%, 12/20/23 (144A)	701,575
	1,450,000	Scientific Games International, Inc., 5.0%, 10/15/25 (144A)	1,395,639
	5,598,000	Scientific Games International, Inc., 10.0%, 12/1/22	5,975,865
			$11,702,929
		Hotels, Resorts & Cruise Lines - 1.3%
	1,710,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$1,735,650
	575,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	622,438
	7,665,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	7,504,035
	1,680,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	1,686,300
			$11,548,423
		Restaurants – 0.3%
	2,150,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$2,230,625
		Specialized Consumer Services - 0.5%
	1,814,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	$1,725,567
	2,125,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	2,175,469
			$3,901,036
		Total Consumer Services	$29,383,013
		DIVERSIFIED FINANCIALS - 3.9%
		Commercial Finance - 0.7%
	5,825,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$6,028,875
		Consumer Finance - 0.1%
	1,160,000	Ally Financial, Inc., 4.625%, 3/30/25	$1,148,400
		Diversified Capital Markets - 1.5%
	2,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$2,565,810
	1,097,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	1,137,041
	3,300,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	3,217,500
	4,135,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	4,026,456
	1,791,000(b)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,890,350
			$12,837,157
		Diversified Finance - 0.2%
	1,740,000	MSCI, Inc., 4.75%, 8/1/26 (144A)	$1,718,250
		Specialized Finance - 1.4%
	2,500,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (144A)	$2,640,625
	1,820,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 8/1/18	1,820,000
	7,220,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	7,238,050
			$11,698,675
		Total Diversified Financials	$33,431,357
	Principal
	Amount
	USD ($)		Value
		ENERGY - 14.8%
		Integrated Oil & Gas - 0.8%
	1,427,000	Comstock Escrow Corp., 9.75%, 8/15/26 (144A)	$1,381,978
	3,246,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,140,505
	2,318,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	2,260,050
			$6,782,533
		Oil & Gas Drilling - 1.0%
	750,000	Ensco Plc, 7.75%, 2/1/26	$723,750
	1,820,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	1,867,775
	780,000	Rowan Cos., Inc., 4.875%, 6/1/22	730,275
	4,172,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	4,255,440
	1,796,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,737,630
			$9,314,870
		Oil & Gas Equipment & Services - 1.0%
	1,955,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,935,450
	2,635,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	2,608,650
	874,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	844,502
	1,235,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,296,750
	1,475,000	FTS International, Inc., 6.25%, 5/1/22	1,470,885
	795,000	SESI LLC, 7.75%, 9/15/24	818,850
			$8,975,087
		Oil & Gas Exploration & Production - 5.3%
	2,053,000	Antero Resources Corp., 5.0%, 3/1/25	$2,055,566
	1,965,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	1,972,369
	1,035,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	1,091,925
	1,802,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,829,030
	1,050,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	1,102,500
	4,415,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	4,525,375
	2,060,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,987,900
	2,120,000	Halcon Resources Corp., 6.75%, 2/15/25	1,966,300
	1,246,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	1,242,885
	1,559,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	1,531,717
	1,025,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,008,344
	2,234,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	2,018,977
	705,000	Newfield Exploration Co., 5.625%, 7/1/24	740,250
	3,141,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,199,894
	540,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	533,250
	1,900,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	1,885,750
	2,888,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	3,003,520
	1,970,000	QEP Resources, Inc., 5.625%, 3/1/26	1,896,125
	720,000	Resolute Energy Corp., 8.5%, 5/1/20	721,350
	1,878,000	Sanchez Energy Corp., 6.125%, 1/15/23	1,288,778
	970,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	954,529
	2,375,000	Sanchez Energy Corp., 7.75%, 6/15/21	2,054,375
	354,000	SM Energy Co., 6.125%, 11/15/22	362,850
	235,000	SM Energy Co., 6.5%, 1/1/23	238,525
	2,020,000	SM Energy Co., 6.75%, 9/15/26	2,055,350
	1,260,000	SRC Energy, Inc., 6.25%, 12/1/25	1,266,300
	750,000	Whiting Petroleum Corp., 6.625%, 1/15/26	776,719
	1,900,000	WPX Energy, Inc., 5.25%, 9/15/24	1,888,125
	670,000	WPX Energy, Inc., 8.25%, 8/1/23	757,971
			$45,956,549
		Oil & Gas Refining & Marketing - 1.8%
	4,695,000	Andeavor, 5.375%, 10/1/22	$4,767,773
	6,525,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	6,459,750
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	568,612
	1,973,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,699,421
	1,965,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	2,043,600
			$15,539,156
		Oil & Gas Storage & Transportation - 4.9%
	3,150,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$3,190,320
	5,833,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	5,850,499
	2,800,000	Delek Logistics Partners LP, 6.75%, 5/15/25	2,800,000
	1,050,000	Energy Transfer Equity LP, 4.25%, 3/15/23	1,021,125
	1,414,000	Energy Transfer Equity LP, 5.875%, 1/15/24	1,470,560
	2,760,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	2,594,400
	2,190,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	2,118,825
	3,375,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	3,349,687
	2,990,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	3,004,950
	1,532,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	1,535,830
	2,200,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	2,233,000
	1,255,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	1,233,314
	625,000	Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 (144A)	587,500
	490,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	490,000
	2,695,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,587,200
	350,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	330,313
	2,491,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.25%, 5/1/23	2,509,682
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation - (continued)
	1,340,000	TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	$1,323,250
	1,948,000	Williams Cos., Inc., 4.55%, 6/24/24	1,957,740
	1,944,000	Williams Cos., Inc., 5.75%, 6/24/44	2,070,360
			$42,258,555
		Total Energy	$128,826,750
		FOOD & STAPLES RETAILING - 0.5%
		Food Retail - 0.5%
	2,241,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$2,221,391
	1,752,000	Ingles Markets, Inc., 5.75%, 6/15/23	1,756,380
		Total Food & Staples Retailing	$3,977,771
		FOOD, BEVERAGE & TOBACCO - 1.6%
		Packaged Foods & Meats - 1.3%
	800,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)	$771,760
	2,500,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,362,500
	2,969,000	Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)	2,839,106
	3,299,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	3,076,318
	310,000	Post Holdings, Inc., 5.5%, 3/1/25 (144A)	305,350
	2,306,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,196,465
			$11,551,499
		Tobacco - 0.3%
	875,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$903,438
	1,834,000	Alliance One International, Inc., 9.875%, 7/15/21	1,675,817
			$2,579,255
		Total Food, Beverage & Tobacco	$14,130,754
		HEALTH CARE EQUIPMENT & SERVICES - 3.8%
		Health Care Facilities – 1.3%
	800,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$744,000
	41,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	33,722
	6,684,000	HCA, Inc., 5.375%, 2/1/25	6,767,550
	3,069,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	3,253,140
			$10,798,412
		Health Care Services - 0.5%
	2,350,000	BioScrip, Inc., 8.875%, 2/15/21	$2,253,062
	2,365,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	2,063,463
	358,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	358,505
			$4,675,030
		Health Care Technology - 0.2%
	1,500,000	IQVIA, Inc., 5.0%, 10/15/26 (144A)	$1,495,050
		Managed Health Care - 1.8%
	1,220,000	Centene Corp., 4.75%, 1/15/25	$1,218,475
	2,662,000	Centene Corp., 5.375%, 6/1/26 (144A)	2,725,223
	1,953,000	Centene Corp., 5.625%, 2/15/21	1,995,722
	1,325,000	Centene Corp., 6.125%, 2/15/24	1,394,562
	3,465,000	Molina Healthcare, Inc., 5.375%, 11/15/22	3,534,300
	5,195,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	5,227,469
			$16,095,751
		Total Health Care Equipment & Services	$33,064,243
		INSURANCE - 3.6%
		Property & Casualty Insurance - 0.0%†
	470,000	Wand Merger Corp., 8.125%, 7/15/23 (144A)	$488,847
		Reinsurance - 3.6%
	1,000,000+(f)(g)	Arlington Re 2015, Variable Rate Notes, 2/1/19	$48,600
	1,990,632+(f)(g)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	2,054,531
	400,000+(f)(g)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	426,520
	750,000(d)	Caelus Re V, 2.518% (3 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A) (Cat Bond)	10,875
	450,000(d)	Caelus Re V, 9.518% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A) (Cat Bond)	452,025
	4,500,000+(f)(g)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	14,400
	3,600,000+(f)(g)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	97,200
	1,500,000+(f)(g)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	381,300
	300,000+(f)(g)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	315,120
	400,000+(f)(g)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	365,120
	1,000,000+(f)(g)	Cyprus Re 2017, Variable Rate Notes, 1/10/19	457,600
	350,000+(f)(g)	Cyprus Re 2018, Variable Rate Notes, 1/15/19	335,265
	300,000+(f)(g)	Dartmouth Re 2018, Variable Rate Notes, 1/15/19	258,540
	250,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	144,225
	300,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	317,820
	750,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	794,100
	400,000+(f)(g)	Formby Re 2018, Variable Rate Notes, 6/15/19	403,920
	600,000(d)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	600,900
	600,000(d)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	603,000
	600,000(d)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	610,440
	250,000(d)	Galilei Re, 10.59% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	251,025
	250,000(d)	Galilei Re, 10.61% (6 Month USD LIBOR + 841 bps), 1/8/21 (144A) (Cat Bond)	253,475
	2,400,000+(f)(g)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	222,888
	400,000+(f)(g)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	419,880
	450,000+(f)(g)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	357,795
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	1,400,000+(f)(g)	Harambee Re 2018, Variable Rate Notes, 12/31/21	$1,442,000
	350,000(d)	International Bank for Reconstruction & Development, 8.143% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A) (Cat Bond)	352,380
	350,000(d)	International Bank for Reconstruction & Development, 10.393% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A) (Cat Bond)	349,468
	400,000(d)	International Bank for Reconstruction & Development, 14.031% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	388,640
	490,254+(f)(g)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	513,051
	1,000,000(d)	Kilimanjaro Re, 8.768% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	998,800
	1,250,000(d)	Kilimanjaro Re, 11.268% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,252,250
	1,000,000(d)	Kilimanjaro II Re, 11.691% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A) (Cat Bond)	998,000
	500,000+(f)(g)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	343,650
	500,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	500,550
	500,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	500,550
	400,000+(f)(g)	Limestone Re, Variable Rate Notes, 3/1/22	401,120
	800,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	745,120
	223,485+(f)(g)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	226,837
	1,000,000+(f)(g)	Madison Re 2016, Variable Rate Notes, 3/31/19	27,800
	500,000+(f)(g)	Madison Re 2017, Variable Rate Notes, 12/31/19	131,950
	400,000+(f)(g)	Madison Re 2018, Variable Rate Notes, 12/31/21	424,760
	400,000+(f)(g)	Merion Re 2018-1, Variable Rate Notes, 12/31/21	363,520
	900,000+(f)(g)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	970,920
	500,000+(f)(g)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	5,750
	400,000+(f)(g)	Old Head Re 2018, Variable Rate Notes, 12/31/21	358,800
	300,000+(f)(g)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/19	281,400
	4,500,000+(f)(g)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	8,100
	5,800,000+(f)(g)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	28,420
	4,200,000+(f)(g)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	29,946
	2,000,000+(f)(g)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	115,200
	1,100,000+(f)(g)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	6,006
	500,000+(f)(g)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	528,000
	500,000+(f)(g)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	504,950
	950,000+(f)(g)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	921,500
	750,000+(f)(g)	Portrush Re 2017, Variable Rate Notes, 6/15/19	712,125
	1,500,000+(f)(g)	Prestwick Re 2015, Variable Rate Notes, 7/1/19	25,500
	400,000+(f)(g)	Promissum Re 2018, Variable Rate Notes, 6/15/19	378,720
	1,000,000(d)	Residential Reinsurance 2016, 7.218% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A) (Cat Bond)	996,400
	750,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	750,000
	350,000+(f)(g)	Resilience Re, Variable Rate Notes, 4/8/19	325,990
	800,000+(f)(g)	Resilience Re, Variable Rate Notes, 5/1/19	8,000
	300,000+(f)(g)	Seminole Re 2018, Variable Rate Notes, 1/15/19	279,000
	2,700,000+(f)(g)	Silverton Re 2016, Variable Rate Notes, 9/17/18 (144A)	14,040
	1,000,000+(f)(g)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	67,800
	868,992+(f)(g)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	85,509
	250,000+(f)(g)	Thopas Re 2018, Variable Rate Notes, 12/31/21	265,175
	500,000(d)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	498,250
	800,000(d)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	810,320
	4,000,000+(f)(g)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	30,800
	1,100,000+(f)(g)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	49,830
	450,000+(f)(g)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	470,565
	300,000+(f)(g)	Viribus Re 2018, Variable Rate Notes, 12/31/21	315,690
	400,000+(f)(g)	Walton Heath Re 2018, Variable Rate Notes, 6/15/19	339,200
	400,000+(f)(g)	Wentworth Re 2017, Variable Rate Notes, 7/13/19	400,000
	400,000+(f)(g)	Woburn Re 2018, Variable Rate Notes, 12/31/21	415,640
			$31,154,556
		Total Insurance	$31,643,403
		MATERIALS - 8.4%
		Aluminum - 0.3%
	3,235,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$3,101,556
		Commodity Chemicals - 1.4%
	2,830,000	CF Industries, Inc., 3.45%, 6/1/23	$2,709,725
	958,000	Hexion, Inc., 6.625%, 4/15/20	902,915
	4,400,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	4,250,180
	3,765,000	Olin Corp., 5.0%, 2/1/30	3,557,925
	1,050,000	Valvoline, Inc., 4.375%, 8/15/25	989,625
			$12,410,370
		Copper - 0.2%
	2,000,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$1,947,500
		Diversified Chemicals - 0.5%
	3,250,000	Chemours Co., 7.0%, 5/15/25	$3,477,500
	1,000,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	960,000
			$4,437,500
		Diversified Metals & Mining - 0.6%
	2,007,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	$1,944,281
	2,096,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,156,260
	Principal
	Amount
	USD ($)		Value
		Diversified Metals & Mining - (continued)
	975,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,006,688
			$5,107,229
		Fertilizers & Agricultural Chemicals - 0.3%
	2,295,000	OCI NV, 6.625%, 4/15/23 (144A)	$2,344,457
		Metal & Glass Containers - 2.4%
EUR	950,000(h)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$1,147,225
	950,000(h)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	959,500
	2,160,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	2,108,700
	2,585,000	Ball Corp., 5.25%, 7/1/25	2,649,625
	9,120,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	9,849,600
	1,060,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	972,550
	2,790,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	2,824,875
			$20,512,075
		Silver - 0.3%
	2,550,000	Coeur Mining, Inc., 5.875%, 6/1/24	$2,448,000
		Specialty Chemicals - 0.9%
	1,200,000	GCP Applied Technologies, Inc., 5.5%, 4/15/26 (144A)	$1,188,000
	2,122,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	1,989,375
	4,330,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	4,459,900
			$7,637,275
		Steel - 1.5%
	1,438,000	Commercial Metals Co., 4.875%, 5/15/23	$1,402,050
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	1,143,900
	4,050,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	3,908,250
	1,060,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	1,094,450
	5,294,000	United States Steel Corp., 6.25%, 3/15/26	5,294,000
			$12,842,650
		Total Materials	$72,788,612
		MEDIA – 5.2%
		Advertising - 0.5%
	4,716,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$4,161,870
		Broadcasting - 0.5%
	2,650,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	$2,590,375
	1,600,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	1,577,000
			$4,167,375
		Cable & Satellite – 3.5%
	1,840,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,860,700
	1,645,000	Altice France SA, 8.125%, 2/1/27 (144A)	1,680,121
	1,375,000	Altice US Finance I Corp., 5.375%, 7/15/23 (144A)	1,387,031
	1,055,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	1,036,654
	2,290,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,151,169
	6,925,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	6,881,719
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,884,420
	2,005,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,929,812
	1,670,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	1,724,275
	917,000	DISH DBS Corp., 5.875%, 7/15/22	857,395
	1,787,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	1,749,026
	7,076,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	7,305,970
			$30,448,292
		Movies & Entertainment - 0.7%
	4,725,000	Netflix, Inc., 4.375%, 11/15/26	$4,429,688
	1,850,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	1,771,375
			$6,201,063
		Total Media	$44,978,600
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
		Pharmaceuticals - 3.3%
	2,601,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$2,386,417
	1,880,000	Endo, Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,508,700
	3,705,000	Horizon Pharma, Inc., 6.625%, 5/1/23	3,732,787
	370,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	393,125
	2,470,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	2,474,446
	16,483,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	15,831,922
	935,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	974,925
	1,250,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	1,325,313
	200,000	Valeant Pharmaceuticals International, Inc., 8.5%, 1/31/27 (144A)	205,400
		Total Pharmaceuticals, Biotechnology & Life Sciences	$28,833,035
		REAL ESTATE - 1.2%
		Diversified REIT - 0.1%
	1,225,000	MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/27	$1,185,188
		Residential REIT - 0.2%
	1,480,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,443,000
		Specialized REIT - 0.9%
	6,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$5,497,500
	Principal
	Amount
	USD ($)		Value
		Specialized REIT - continued
	2,075,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	$2,002,375
			$7,499,875
		Total Real Estate	$10,128,063
		RETAILING - 0.5%
		Apparel Retail - 0.2%
	1,395,000	L Brands, Inc., 5.25%, 2/1/28	$1,227,600
		Department Stores - 0.0%†
	400,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$337,000
		Specialty Stores - 0.3%
	3,584,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$2,813,440
		Total Retailing	$4,378,040
		SOFTWARE & SERVICES - 2.2%
		Application Software - 0.3%
	2,245,000	Open Text Corp., 5.875%, 6/1/26 (144A)	$2,301,125
		Data Processing & Outsourced Services - 1.5%
	2,848,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$2,904,960
	2,125,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	1,891,250
	2,750,000	First Data Corp., 5.0%, 1/15/24 (144A)	2,779,219
	3,350,000	First Data Corp., 5.75%, 1/15/24 (144A)	3,426,045
	1,830,000	First Data Corp., 7.0%, 12/1/23 (144A)	1,914,637
			$12,916,111
		IT Consulting & Other Services - 0.4%
	3,690,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$3,726,900
		Total Software & Services	$18,944,136
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
		Communications Equipment - 0.2%
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$1,451,487
		Computer Hardware Storage & Peripherals - 0.4%
	3,835,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$3,528,200
		Electronic Components - 0.2%
EUR	1,530,000	Belden, Inc., 3.875%, 3/15/28 (144A)	$1,708,408
		Electronic Equipment & Instruments - 0.2%
	1,995,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$1,900,237
		Electronic Manufacturing Services - 0.1%
	695,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	$686,313
		Total Technology Hardware & Equipment	$9,274,645
		TELECOMMUNICATION SERVICES – 6.4%
		Integrated Telecommunication Services – 2.7%
	1,996,000	CenturyLink, Inc., 5.8%, 3/15/22	$1,993,505
	2,575,000	CenturyLink, Inc., 6.45%, 6/15/21	2,655,469
	1,750,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24	1,756,562
	2,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	1,920,000
	2,500,000	Frontier Communications Corp., 8.75%, 4/15/22	2,115,625
	3,600,000	Frontier Communications Corp., 11.0%, 9/15/25	2,919,384
	475,000	Level 3 Financing, Inc., 5.375%, 5/1/25	463,125
	1,575,000	SFR Group SA, 6.0%, 5/15/22 (144A)	1,623,352
	2,975,000	Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	1,703,188
	1,825,000	Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	1,642,500
	2,550,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,384,250
	3,519,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	2,269,755
			$23,446,715
		Wireless Telecommunication Services - 3.7%
	18,573,000	Sprint Corp., 7.25%, 9/15/21	$19,524,866
	2,050,000	T-Mobile USA, Inc., 4.75%, 2/1/28	1,900,760
	3,445,000	T-Mobile USA, Inc., 5.125%, 4/15/25	3,460,158
	700,000	T-Mobile USA, Inc., 6.0%, 4/15/24	723,188
	860,000	T-Mobile USA, Inc., 6.5%, 1/15/26	901,925
	3,350,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	3,466,183
	2,111,000	Wind Tre S.p.A., 5.0%, 1/20/26 (144A)	1,895,889
			$31,872,969
		Total Telecommunication Services	$55,319,684
		TRANSPORTATION - 0.7%
		Airlines - 0.3%
	1,920,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$1,932,000
	1,060,000	DAE Funding LLC, 4.5%, 8/1/22 (144A)	1,044,100
			$2,976,100
		Trucking - 0.4%
	3,500,000	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$3,045,000
		Total Transportation	$6,021,100
		UTILITIES - 3.4%
		Electric Utilities - 0.4%
	600,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	$579,000
	3,000,000	Talen Energy Supply LLC, 4.6%, 12/15/21	2,565,000
			$3,144,000
	Principal
	Amount
	USD ($)		Value
		Gas Utilities – 0.6%
	900,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$821,250
	3,585,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	3,208,575
	1,550,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	1,340,750
			$5,370,575
		Independent Power Producers & Energy Traders – 1.8%
	6,267,000	Calpine Corp., 5.75%, 1/15/25	$5,765,640
	1,669,000	NRG Energy, Inc., 6.25%, 5/1/24	1,716,984
	1,224,000	NRG Energy, Inc., 6.625%, 1/15/27	1,260,720
	710,000	NRG Energy, Inc., 7.25%, 5/15/26	756,150
	333,900	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	366,873
	2,950,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	2,839,375
	3,002,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	3,260,922
			$15,966,664
		Pipelines - 0.6%
	1,065,000	DCP Midstream Operating LP, 2.7%, 4/1/19	$1,057,013
	913,000	DCP Midstream Operating LP, 3.875%, 3/15/23	887,892
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,247,000
			$5,191,905
		Total Utilities	$29,673,144
		TOTAL CORPORATE BONDS
		(Cost $666,252,854)	$663,098,098
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.8% of Net Assets*(d)
		AUTOMOBILES & COMPONENTS - 0.9%
		Auto Parts & Equipment - 0.9%
	4,008	Allison Transmission, Inc., New Term Loan, 3.84% (LIBOR + 175 bps), 9/23/22	$4,035
	1,548,090	TI Group Automotive Systems LLC, Initial US Term Loan, 4.577% (LIBOR + 250 bps), 6/30/22	1,551,314
	5,819,185	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	5,844,644
		Total Automobiles & Components	$7,399,993
		CAPITAL GOODS - 0.3%
		Building Products - 0.3%
	2,364,730	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	$2,367,476
		Total Capital Goods	$2,367,476
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Diversified Support Services - 0.0%†
	407,155	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.834% (LIBOR + 650 bps), 7/18/19	$401,557
		Environmental & Facilities Services - 0.1%
	531,613	WCA Waste Systems, Inc., Initial Term Loan, 4.577% (LIBOR + 250 bps), 8/11/23	$529,951
		Total Commercial Services & Supplies	$931,508
		ENERGY - 0.4%
		Oil & Gas Drilling - 0.4%
	3,210,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.079% (LIBOR + 600 bps), 3/1/24	$3,179,906
		Total Energy	$3,179,906
		HEALTH CARE EQUIPMENT & SERVICES - 0.6%
		Health Care Services - 0.4%
	1,086,250	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.577% (LIBOR + 450 bps), 10/24/23	$1,092,586
	2,479,925	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	2,491,551
			$3,584,137
		Health Care Supplies - 0.2%
	1,816,650	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	$1,824,598
		Total Health Care Equipment & Services	$5,408,735
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	3,914,267	Revlon Consumer Products Corp., Initial Term Loan B, 5.577% (LIBOR + 350 bps), 9/7/23	$2,913,334
		Total Household & Personal Products	$2,913,334
		INSURANCE - 0.0%†
		Property & Casualty Insurance - 0.0%†
	359,527	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.078% (LIBOR + 300 bps), 5/9/25	$359,866
		Total Insurance	$359,866
		MATERIALS - 0.8%
		Diversified Metals & Mining - 0.3%
	2,450,000	Aleris International, Inc., Initial Term Loan, 6.827% (LIBOR + 475 bps), 2/27/23	$2,480,625
		Specialty Chemicals - 0.1%
	1,036,302	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	$1,037,382
		Steel - 0.4%
	3,381,259	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	$3,386,027
		Total Materials	$6,904,034
	Principal
	Amount
	USD ($)		Value
		MEDIA - 0.2%
		Broadcasting - 0.2%
	1,361,902	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.827% (LIBOR + 275 bps), 3/15/24	$1,324,343
		Total Media	$1,324,343
		RETAILING - 0.7%
		Automotive Retail - 0.5%
	4,264,277	CWGS Group LLC, Term Loan, 4.847% (LIBOR + 275 bps), 11/8/23	$4,257,880
		Department Stores - 0.2%
	2,480,519	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.336% (LIBOR + 325 bps), 10/25/20	$2,194,640
		Total Retailing	$6,452,520
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
		Semiconductors - 0.2%
	2,095,003	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.827% (LIBOR + 175 bps), 3/31/23	$2,099,949
		Total Semiconductors & Semiconductor Equipment	$2,099,949
		TELECOMMUNICATION SERVICES - 1.2%
		Integrated Telecommunication Services - 0.6%
	5,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.331% (LIBOR + 225 bps), 2/22/24	$5,014,585
		Wireless Telecommunication Services - 0.6%
	5,100,408	Virgin Media Bristol LLC, Facility K, 4.572% (LIBOR + 250 bps), 1/15/26	$5,098,016
		Total Telecommunication Services	$10,112,601
		UTILITIES - 0.1%
		Electric Utilities - 0.1%
	958,828	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.077% (LIBOR + 200 bps), 8/4/23	$958,363
		Total Utilities	$958,363
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $50,688,771)	$50,412,628
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3% of Net Assets
	4,375,000(e)	Federal Home Loan Bank Discount Notes, 8/6/18	$4,373,841
	10,840,000(e)	U.S. Treasury Bills, 8/9/18	10,835,519
	4,340,000(e)	U.S. Treasury Bills, 8/16/18	4,336,630
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $19,546,011)	$19,545,990
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	353(a)(i)	LTR Intermediate Holdings, Inc.	$ –
		Total Capital Goods	$ –
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	921(a)(j)	Contura Energy, Inc.	$30,623
		Oil & Gas Exploration & Production - 0.0%†
	4,728,525(a)(k)	ANR, Inc.	$62,889
	2,136+(a)(l)	BioScrip, Inc.	1,538
	2,136+(a)(m)	BioScrip, Inc.	1,218
	7,233^(a)(n)	Midstates Petroleum Co., Inc.	–
			$65,645
		Total Energy	$96,268
		TOTAL RIGHTS/WARRANTS
		(Cost $598,120)	$96,268
	Principal
	Amount
	USD ($)		Value
		TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets
		REPURCHASE AGREEMENT - 0.2%
	2,155,000	$2,155,000 ScotiaBank, 1.92%, dated 7/31/18 plus accrued interest on 8/1/18
		collateralized by $2,198,218 Federal National Mortgage Association, 4.0%, 8/1/46	$2,155,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $2,155,000)	$2,155,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.2%
		(Cost $847,322,916)	$851,147,704
		OTHER ASSETS AND LIABILITIES - 1.8%	$15,416,035
		NET ASSETS - 100.0%	$866,563,739

BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $341,363,641, or 39.4% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At July 31, 2018, the value of these securities amounted to $9,426,248, or 1.1% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2018.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Structured reinsurance investment. At July 31, 2018, the value of these securities amounted to $21,728,308, or 2.5% of net assets.
(g)	Rate to be determined.
(h)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	LTR Intermediate Holdings, Inc. warrants are exercisable into 353 shares.
(j)	Contura Energy, Inc. warrants are exercisable into 921 shares.
(k)	ANR, Inc. warrants are exercisable into 4,728,525 shares.
(l)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(m)	BioScrip, Inc. warrants are exercisable into 2,136 shares.
(n)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,233 shares.
FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
161	S&P 500 EMINI	9/21/18	$22,445,815	$22,676,850	$(231,035)
TOTAL FUTURES CONTRACT			$22,445,815	$22,676,850	$(231,035)
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
13,504,281	Markit CDX North America High Yield Index Series 23	Receive	5.00%	12/20/19	$603,745	$171,272	$ 775,017
5,798,400	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	321,553	117,312	438,865
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$925,298	$288,584	$1,213,882
	OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
655,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (80,238)	$113,456	$ 33,219
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	71,885	21,047
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(77,625)	112,619	34,994
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,700)	$297,960	$ 89,260
TOTAL SWAP CONTRACTS						$ 716,598	$586,544	$1,303,142

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2		Level 3	Total
Common Stocks
Energy
Oil & Gas Exploration & Production	$13,372	$–		$1,497,919	$1,511,291
All Other Common Stocks	18,040,334	–		--	18,040,334
Convertible Preferred Stocks
Health Care Equipment & Services
Health Care Services	–	–		68,241	68,241
All Other Convertible Preferred Stocks	11,865,458	–		–	11,865,458
Preferred Stock	2,599,742	–		–	2,599,742
Asset Backed Security	–	742,448		–	742,448
Collateralized Mortgage Obligations	–	8,079,601		–	8,079,601
Convertible Corporate Bonds	–	72,932,605		–	72,932,605
Corporate Bonds
Insurance
Reinsurance	–	9,426,248		21,728,308	31,154,556
All Other Corporate Bonds	–	631,943,542		–	631,943,542
Senior Secured Floating Rate Loan Interests	–	50,412,628		–	50,412,628
U.S. Government and Agency Obligations	–	19,545,990		–	19,545,990
Rights/Warrants
Energy
Oil & Gas Exploration & Production	–	62,889		2,756	65,645
All Other Rights/Warrants	30,623	–	*	–	30,623
Repurchase Agreement	–	2,155,000		–	2,155,000
Total Investments in Securities	$32,549,529	$795,300,951		$23,297,224	$851,147,704
Other Financial Instruments
Unrealized depreciation on futures contracts	$(231,035)	$–		$–	$(231,035)
Swap contracts, at value	–	1,303,142		–	1,303,142
Total Other Financial Instruments	$(231,035)	$1,303,142		$–	$1,072,107
* Securities valued at $0.00.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Rights/ Warrants	Total
Balance as of 10/31/17	$1,498,655	$68,774	$17,918,535	$2,649	$19,488,613
Realized gain (loss)	(736)	--	(122,267)	--	(123,003)
Change in unrealized appreciation (depreciation)	--	(533)	(1,180,384)	107	(1,180,810)
Accrued discounts/premiums	--	--	10,395	--	10,395
Purchases	--	--	15,763,218	--	15,763,218
Sales	--	--	(10,661,189)	--	(10,661,189)
Transfers in to Level 3*	--	--	--	--	–
Transfers out of Level 3*	--	--	--	--	–
Balance as of 7/31/18	$1,497,919	$68,241	$21,728,308	$2,756	$23,297,224

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $(305,087).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.